Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Schedule of revenue

	For the year ended December 31
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
Consumables	185	190	650
Support services (*)	-	400	598
Sales of printers (*)	276	4,320	5,770
Total	461	4,910	7,018
Printers rental	368	190	52
Total revenue	829	5,100	7,070

(*)	The Company's identified separated distinct performance obligations that include: Printer, maintenance, training and installation. The Company allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.

Schedule of revenues per geographical locations

	For the year ended December 31,
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
USA	481	2,727	3,367
Asia Pacific	156	1,239	1,591
Europe and Israel(*)	192	1,134	2,112
Total revenue	829	5,100	7,070

(*)	The Company combined all consumables revenues into the Europe and Israel geography, due to immateriality of the amounts.

Schedule of timing of revenue recognition

	For the year ended December 31,
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
Goods and services transferred over time	368	590	650
Goods transferred at a point in time	461	4,510	6,420
Total revenue	829	5,100	7,070

Schedule of contract assets and contract liabilities deriving from contracts with customers
	December 31,
	2018	2019
	Thousands USD	Thousands USD
Open balances	1,233	1,816
Income receivables	80	-
Contract liabilities	355	991